LEONETTI BALANCED FUND
                  a series of Professionally Managed Portfolios

                        Supplement and Shareholder Notice
                            dated September 24, 2003
                      to Prospectus dated October 28, 2002

Please note that effective August 25, 2003, U.S. Bancorp Fund Services, LLC ("USBFS") began serving as transfer agent for your account(s) in the Fund. As of August 25, 2003, all correspondence, purchases by check and written redemption requests should be mailed to USBFS at the addresses noted below, and payment by wire transfer should be made according to the instructions below.

Correspondence, purchases by check and written redemption requests:

Leonetti Balanced Fund
P.O. Box 701
Milwaukee, WI  53201-0701

If you wish to send your account application and check or redemption request via overnight delivery services (such as FedEx) mail to:

Leonetti Balanced Fund
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Wire Instructions:

U.S. Bank National Association
Milwaukee, WI  53202
ABA #042000013
Credit:  U.S. Bancorp Fund Services
A/C #112-952-137
For Further Credit:  Leonetti Balanced Fund
(Name/Title on the Account)
(Account Number)

Telephone Number:

Any questions you may have should be directed to the Transfer Agent at 1-800-537-3585.

               Please retain this Supplement with the Prospectus.